Putnam High Yield Fund
The fund's portfolio
2/28/23 (Unaudited)

CORPORATE BONDS AND NOTES (85.6%)(a)
		Principal amount	Value
Advertising and marketing services (0.5%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		$1,500,000	$1,338,750
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		1,665,000	1,381,735
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		2,150,000	1,446,907

			4,167,392
Automotive (0.2%)
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		1,595,000	1,421,544
Volkswagen International Finance NV company guaranty jr. unsec. sub. FRN 4.625%, perpetual maturity (Germany)	EUR	300,000	287,562

			1,709,106
Basic materials (9.4%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$3,165,000	3,249,582
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		580,000	519,312
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		2,545,000	2,424,328
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		2,295,000	2,300,738
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		3,140,000	2,606,333
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27		475,000	438,134
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		1,312,000	1,231,665
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		950,000	813,438
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		1,796,000	1,746,626
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,700,000	1,488,332
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		870,000	835,528
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		2,130,000	1,788,188
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		2,455,000	2,408,129
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,385,000	1,374,735
CF Industries, Inc. company guaranty sr. unsec. bonds 5.15%, 3/15/34		450,000	418,672
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		3,010,000	2,526,036
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,730,000	1,492,104
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		1,510,000	1,316,618
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		2,775,000	2,616,904
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		542,000	529,266
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)		1,150,000	1,068,009
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		945,000	704,023
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		1,420,000	1,377,408
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		2,525,000	2,409,014
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		1,135,000	1,047,431
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		1,511,000	1,364,182
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		1,460,000	1,241,000
Graphic Packaging International, LLC 144A sr. unsec. notes 3.50%, 3/15/28		1,075,000	940,539
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		2,185,000	1,776,284
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		739,000	652,360
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		1,560,000	1,337,700
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		1,385,000	986,813
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		1,410,000	1,222,893
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	1,600,000	964,656
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$1,565,000	1,307,604
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		2,610,000	2,205,547
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		1,135,000	1,066,900
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		2,520,000	2,535,750
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		1,890,000	1,549,711
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		1,005,000	814,201
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		2,055,000	1,805,338
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		465,000	409,869
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28		1,915,000	1,598,381
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		3,400,000	2,755,915
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		2,055,000	1,592,010
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		3,066,000	2,651,078
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		2,325,000	1,887,789
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		3,030,000	2,999,700
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		2,695,000	2,108,429
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		1,935,000	1,288,578
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		2,205,000	1,797,075
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		1,890,000	1,736,702
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		1,800,000	1,786,500
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		2,300,000	1,844,146

			84,958,203
Broadcasting (2.8%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		3,465,000	2,304,225
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26 (In default)(NON)		4,059,000	455,420
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		4,330,000	3,214,819
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		4,045,667	3,560,187
Paramount Global jr. unsec. sub. FRB 6.375%, 3/30/62		100,000	86,160
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		1,030,000	820,889
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		1,044,000	739,131
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		2,192,000	1,704,455
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		2,070,000	1,769,850
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		1,340,000	1,209,350
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		1,470,000	1,087,800
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		2,135,000	1,956,242
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		2,400,000	2,278,512
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		2,143,000	2,032,427
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		2,720,000	2,427,301

			25,646,768
Building materials (1.8%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		2,395,000	2,143,525
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		1,210,000	998,250
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		695,000	501,630
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		1,455,000	1,382,250
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		1,391,000	1,162,459
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		1,685,000	1,200,495
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		940,000	881,673
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		2,050,000	1,667,269
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		1,140,000	925,553
Standard Industries, Inc. sr. unsec. notes 2.25%, 11/21/26		404,000	371,064
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		855,000	656,006
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,975,000	1,824,566
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		230,000	206,644
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		1,465,000	1,219,613
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		1,210,000	1,098,922

			16,239,919
Capital goods (8.6%)
Adient Global Holdings, Ltd. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.50%, 8/15/24	EUR	3,140,000	3,295,039
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		$885,000	885,000
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		1,940,000	1,940,000
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		3,430,000	2,846,900
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		460,000	426,624
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		1,660,000	1,461,962
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		870,223	711,564
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		2,435,000	1,951,044
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27		2,290,000	2,204,125
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		1,276,000	1,268,101
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		1,315,000	1,291,245
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		2,180,000	2,212,700
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		290,000	303,050
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		2,511,000	2,496,265
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,335,000	1,328,677
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$1,015,000	1,007,777
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		3,020,000	2,550,864
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		1,555,000	1,358,681
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		452,000	393,335
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		1,215,000	1,163,216
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		2,635,000	2,779,925
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,257,000	2,536,529
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		3,166,000	2,718,803
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		570,000	486,267
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		2,620,000	2,085,857
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		3,675,000	2,840,326
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		3,195,000	2,761,598
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		4,610,000	4,065,882
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		1,810,000	1,716,261
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		4,270,000	3,800,300
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		1,120,000	1,028,261
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		1,380,000	1,338,364
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		164,000	151,009
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		2,655,000	2,276,864
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		1,595,000	1,370,906
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		3,173,000	3,130,945
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		2,205,000	2,191,219
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	1,150,000	1,099,694
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$4,380,000	3,805,300
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		2,513,000	2,297,586
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		2,240,000	2,269,915

			77,847,980
Commercial and consumer services (2.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		1,975,000	1,699,448
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		1,240,000	923,767
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 144A sr. notes 4.625%, 6/1/28		1,570,000	1,305,690
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		4,460,000	3,603,234
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		1,627,000	1,308,011
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		495,000	485,100
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		1,045,000	925,521
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		420,000	342,300
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		2,465,000	2,086,991
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		575,000	497,220
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		1,992,000	1,913,770
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		3,295,000	3,115,093
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		1,295,000	1,120,036
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		2,245,000	2,082,462
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		1,945,000	1,914,544
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		2,406,000	2,211,114

			25,534,301
Communication services (5.8%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)		1,515,000	1,257,268
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		2,340,000	1,932,676
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		1,775,000	1,234,868
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		1,505,000	1,177,277
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		1,125,000	926,629
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		1,870,000	1,448,427
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		2,155,000	1,705,575
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		3,742,000	3,337,677
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		4,380,000	3,683,448
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		2,101,000	1,686,473
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		3,080,000	2,569,028
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		2,340,000	2,092,004
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		1,040,000	807,300
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		2,228,000	1,316,492
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		2,049,000	1,636,741
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		1,260,000	1,055,250
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		3,425,000	1,474,138
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		1,610,000	1,495,851
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		5,020,000	4,217,779
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		1,375,000	1,390,469
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		1,824,000	1,244,880
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		1,635,000	864,098
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		4,408,000	4,621,788
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		1,975,000	2,051,039
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		2,755,000	2,285,543
Virgin Media Finance PLC 144A sr. unsec. bonds 5.00%, 7/15/30 (United Kingdom)		2,080,000	1,695,200
Vodafone Group PLC jr. unsec. sub. FRB 7.00%, 4/4/79 (United Kingdom)		440,000	431,330
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		1,560,000	1,271,400
Ziggo Bond Co. BV 144A sr. unsec. notes 6.00%, 1/15/27 (Netherlands)		2,215,000	2,048,875

			52,959,523
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		320,000	319,578

			319,578
Consumer (0.5%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		2,942,000	2,549,243
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		1,150,000	938,889
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		1,075,000	926,454
Stanley Black & Decker, Inc. jr. unsec. sub. FRB 4.00%, 3/15/60		200,000	172,250

			4,586,836
Consumer staples (5.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		1,475,000	1,218,232
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		2,513,000	2,246,808
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		3,205,000	2,860,463
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		675,000	605,696
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		1,570,000	1,475,800
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		2,130,000	2,167,407
Aramark International Finance Sarl company guaranty sr. unsec. notes Ser. REGS, 3.125%, 4/1/25	EUR	1,800,000	1,825,363
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		$900,000	828,630
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		2,275,000	1,916,815
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		1,010,000	837,058
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		2,976,000	2,803,392
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		1,605,000	1,600,718
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		875,000	831,250
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		1,640,000	1,545,648
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		2,840,000	2,492,357
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		1,472,000	1,370,800
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		935,000	731,638
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		621,000	514,795
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		2,130,000	1,891,986
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		1,540,000	1,028,828
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		975,000	945,233
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		3,591,000	3,635,888
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		514,000	493,440
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		3,570,000	3,374,721
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		3,295,000	2,316,173
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		2,218,000	2,220,977
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		645,000	597,587
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		1,295,000	1,085,378
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		2,525,000	2,300,906

			47,763,987
Energy (oil field) (0.7%)
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		1,345,000	1,283,332
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		1,765,000	1,701,072
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		2,229,000	2,136,251
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		1,105,000	1,046,258

			6,166,913
Entertainment (1.4%)
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		970,000	581,292
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		2,909,000	2,701,734
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		1,070,000	979,639
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		2,445,000	2,054,411
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		1,550,000	1,492,077
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		1,185,000	1,165,151
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		895,000	830,113
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		675,000	585,563
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,970,000	2,089,638
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		784,000	720,355

			13,199,973
Financials (8.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		2,770,000	2,517,321
Allstate Corp. (The) unsec. sub. FRB 5.75%, 8/15/53		85,000	83,297
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		4,233,000	4,582,168
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		600,000	470,190
Ally Financial, Inc. jr. unsec. sub. FRN 4.70%, perpetual maturity		200,000	147,157
American Express Co. jr. unsec. sub. FRN 3.55%, 9/15/26		250,000	212,225
Apollo Management Holdings LP 144A company guaranty unsec. sub. FRB 4.95%, 1/14/50		1,000,000	862,500
Ares Finance Co. III, LLC 144A company guaranty unsec. sub. FRB 4.125%, 6/30/51		500,000	383,303
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		1,970,000	1,723,741
Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRN 6.125%, perpetual maturity (Spain)		600,000	538,758
Banco do Brasil SA/Cayman 144A jr. unsec. sub. FRN 9.00%, perpetual maturity (Brazil)		310,000	314,731
Banco Santander SA jr. unsec. sub. FRN 7.50%, perpetual maturity (Spain)		600,000	587,040
Bank of America Corp. jr. unsec. sub. FRN 4.375%, 1/27/27		350,000	303,240
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		640,000	633,600
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		1,000,000	994,500
Bank of Nova Scotia (The) jr. unsec. sub. FRB 8.625%, 10/27/82 (Canada)		300,000	317,036
Bank of Nova Scotia (The) jr. unsec. sub. FRB 3.625%, 10/27/81 (Canada)		100,000	77,362
Bank of Nova Scotia (The) jr. unsec. sub. FRN 4.90%, perpetual maturity (Canada)		320,000	306,943
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		460,000	455,400
Barclays PLC jr. unsec. sub. FRN 8.00%, perpetual maturity (United Kingdom)		200,000	196,040
Barclays PLC jr. unsec. sub. FRN 6.125%, 8/12/50 (United Kingdom)		200,000	188,400
BNP Paribas SA 144A jr. unsec. sub. FRN 7.75%, perpetual maturity (France)		200,000	203,750
BNP Paribas SA 144A jr. unsec. sub. FRN 7.375%, perpetual maturity (France)		300,000	298,458
Capital One Financial Corp. jr. unsec. sub. FRN 3.95%, perpetual maturity		250,000	210,975
Citigroup, Inc. jr. unsec. sub. FRN 4.00%, perpetual maturity		690,000	631,350
Citizens Financial Group, Inc. jr. unsec. sub. FRN 6.375%, perpetual maturity		320,000	306,997
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		2,346,000	1,493,269
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		120,000	72,370
Commerzbank AG FRB Ser. REGS, 7.00%, perpetual maturity (Germany)	EUR	600,000	574,500
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)		$200,000	199,580
Credit Agricole SA 144A jr. unsec. sub. FRN 6.875%, perpetual maturity (France)		310,000	304,529
Credit Agricole SA 144A jr. unsec. sub. FRN 4.75%, 9/23/29 (France)		250,000	205,600
Credit Suisse Group AG 144A jr. unsec. sub. FRB 6.375%, perpetual maturity (Switzerland)		560,000	413,657
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		250,000	227,320
Deutsche Bank AG jr. unsec. sub. FRN 6.00%, perpetual maturity (Germany)		400,000	362,548
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		1,360,000	1,066,681
Discover Financial Services jr. unsec. sub. FRN 6.125%, perpetual maturity		230,000	227,720
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		1,380,000	1,093,276
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29		700,000	569,793
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28		1,510,000	1,261,560
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		4,499,000	3,749,692
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		849,000	804,269
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		1,490,000	1,271,931
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		1,640,000	1,335,878
General Motors Financial Co., Inc. jr. unsec. sub. FRN 5.75%, perpetual maturity		570,000	519,498
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25(R)		820,000	802,786
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		1,320,000	1,168,556
Hartford Financial Services Group, Inc. (The) 144A jr. unsec. sub. FRB (ICE LIBOR USD 3 Month + 2.13%), 6.989%, 2/12/47		550,000	482,625
HSBC Holdings PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	200,000
HSBC Holdings PLC jr. unsec. sub. FRN 6.50%, perpetual maturity (United Kingdom)		540,000	506,250
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		1,887,000	1,854,998
Huntington Bancshares, Inc. jr. unsec. sub. FRN 4.45%, perpetual maturity		250,000	232,074
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		1,044,000	1,012,680
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		1,475,000	1,364,445
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		2,640,000	2,280,175
ING Groep NV jr. unsec. sub. FRN 5.75%, perpetual maturity (Netherlands)		540,000	500,445
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		610,000	571,712
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		425,000	320,216
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		988,000	986,152
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		810,000	805,918
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		800,000	795,500
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		400,000	347,207
JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity		1,000,000	997,230
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		2,932,000	2,384,224
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		2,245,000	1,908,395
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRB 4.125%, 12/15/51		300,000	250,281
Lloyds Banking Group PLC jr. unsec. sub. FRN 7.50%, perpetual maturity (United Kingdom)		600,000	590,478
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29		1,390,000	1,222,935
M&T Bank Corp. jr. unsec. sub. FRN 3.50%, 9/1/26		250,000	198,134
MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38		350,000	422,740
Morgan Stanley jr. unsec. sub. FRN 5.875%, perpetual maturity		760,000	750,538
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		2,415,000	1,894,374
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		1,833,000	1,556,914
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		1,250,000	1,215,138
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		1,185,000	1,103,481
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		2,129,000	1,792,703
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		1,055,000	840,565
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		2,155,000	1,969,422
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		3,520,000	3,141,600
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRB Ser. W, 6.25%, perpetual maturity		350,000	338,625
PNC Financial Services Group, Inc. (The) jr. unsec. sub. FRN 6.20%, perpetual maturity		650,000	640,250
Prudential Financial, Inc. jr. unsec. sub. FRB 5.125%, 3/1/52		100,000	91,265
Prudential Financial, Inc. jr. unsec. sub. FRB 3.70%, 10/1/50		520,000	441,102
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		590,000	586,962
Societe Generale SA 144A jr. unsec. sub. FRB 9.375%, 11/22/52 (France)		200,000	211,000
Societe Generale SA 144A jr. unsec. sub. FRN 4.75%, perpetual maturity (France)		1,665,000	1,440,349
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	220,000	228,331
Swiss Re Finance Luxembourg SA 144A company guaranty unsec. sub. FRB 5.00%, 4/2/49 (Luxembourg)		$400,000	380,000
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)		300,000	313,125
Truist Financial Corp. jr. unsec. sub. FRN 5.125%, perpetual maturity		570,000	502,029
U.S. Bancorp jr. sub. unsec. FRN 3.70%, perpetual maturity		650,000	546,813
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		510,000	501,294
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		2,012,000	1,976,789
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		470,000	466,240

			78,435,218
Gaming and lottery (3.1%)
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		2,150,000	2,015,625
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		2,250,000	1,986,699
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		215,000	216,613
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		815,000	697,070
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		4,190,000	4,183,003
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		2,132,000	1,875,122
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		3,019,000	2,799,726
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		1,390,000	1,222,412
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		3,545,000	3,482,963
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		1,030,000	1,006,699
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		770,000	627,342
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		3,105,000	2,742,336
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		2,453,000	2,284,510
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		890,000	884,438
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		1,870,000	1,672,902

			27,697,460
Health care (7.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		252,000	251,617
180 Medical, Inc. 144A company guaranty sr. unsec. notes 3.875%, 10/15/29		945,000	826,875
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		3,120,000	187,200
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		1,481,000	1,021,890
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		447,000	349,767
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		89,000	56,360
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		1,835,000	1,144,590
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		1,035,000	845,523
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		1,895,000	1,732,964
Centene Corp. sr. unsec. notes 3.375%, 2/15/30		600,000	506,268
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		2,230,000	1,901,075
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		1,075,000	929,875
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		865,000	843,375
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		225,000	194,318
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		1,085,000	952,267
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		1,675,000	1,137,375
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		1,310,000	916,218
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		1,010,000	808,121
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		3,850,000	3,676,250
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		2,325,000	2,291,288
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		2,190,000	1,882,972
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		5,187,000	4,593,866
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		3,291,000	2,196,874
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		2,880,000	2,277,919
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		4,090,000	3,408,913
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		2,100,000	1,723,439
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		675,000	578,522
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		3,680,000	3,248,337
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31		985,000	836,019
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		1,560,000	1,283,100
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		2,610,000	2,003,175
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		3,355,000	3,141,119
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		1,850,000	1,503,125
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,315,000	1,110,925
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		3,325,000	3,125,932
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		2,365,000	2,252,394
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		1,885,000	1,650,695
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		3,000,000	2,857,463
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 7.125%, 1/31/25 (Israel)		955,000	966,938
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		3,200,000	3,076,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		1,240,000	1,237,396
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		6,020,000	5,328,663

			70,857,002
Homebuilding (0.1%)
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		1,790,000	1,285,202

			1,285,202
Lodging/Tourism (1.9%)
Carnival Corp. notes 10.125%, 2/1/26		505,000	556,807
Carnival Corp. 144A notes 10.50%, 2/1/26		1,178,000	1,219,204
Carnival Corp. 144A notes 9.875%, 8/1/27		870,000	885,651
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		2,695,000	2,217,015
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		2,883,000	2,767,469
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		3,259,000	2,990,133
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		3,430,000	3,270,779
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23		425,000	425,000
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		2,680,000	2,526,921

			16,858,979
Oil and gas (11.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		1,275,000	1,287,691
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		626,000	630,642
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		1,236,000	1,017,006
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		3,198,000	2,909,737
BP Capital Markets PLC company guaranty unsec. sub. FRN 4.875%, perpetual maturity (United Kingdom)		490,000	449,009
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		1,655,000	1,622,976
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		3,356,000	3,151,653
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		3,560,000	3,428,707
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		3,345,000	2,882,214
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		395,000	316,589
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		1,145,000	1,104,169
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		2,305,000	1,982,300
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		852,000	783,840
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		2,083,000	1,971,685
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		153,000	115,684
DCP Midstream Operating LP company guaranty sr. unsec. sub. notes 5.125%, 5/15/29		610,000	587,169
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25		70,000	69,137
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		2,638,000	2,768,212
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		2,974,000	2,597,759
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		6,100,000	5,886,500
EnLink Midstream Partners LP jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 4.11%), 8.879%, perpetual maturity		500,000	435,000
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		3,470,000	3,305,175
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		1,325,000	1,367,599
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		225,000	210,521
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		990,000	891,000
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		1,065,000	977,152
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		905,000	764,164
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		2,456,000	2,390,106
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		3,104,000	2,816,849
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		2,355,000	2,176,514
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		985,000	937,602
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		1,465,000	1,505,288
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		580,000	584,124
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		6,844,000	6,672,900
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		5,843,000	5,872,215
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		607,000	607,000
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		475,000	475,691
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		1,701,000	1,816,493
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		490,000	487,393
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		355,000	310,252
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		3,095,000	2,750,818
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		2,930,000	2,760,639
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		3,745,000	3,684,518
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		520,000	468,832
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		4,173,000	3,828,310
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		990,000	941,738
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		975,000	940,673
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		445,000	410,513
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		1,821,000	1,751,247
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		2,755,000	2,516,637
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		4,030,000	3,769,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		1,615,000	1,388,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		2,529,000	2,276,100
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.50%, 9/15/79 (Canada)		320,000	282,192
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		1,492,563	1,449,651
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		700,000	714,490
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		770,000	783,475
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		1,500,000	1,541,250
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		2,755,000	2,246,427
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		395,000	389,569
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		720,000	621,000
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		965,000	917,522

			106,599,910
Publishing (1.3%)
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		2,740,000	2,671,500
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		3,565,000	3,122,254
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		2,930,000	2,504,271
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		265,000	235,176
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		3,455,000	2,960,762

			11,493,963
Retail (1.5%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		230,000	196,007
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		455,000	395,654
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		1,186,000	1,018,478
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		1,637,000	1,642,991
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		277,000	292,928
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,595,000	1,510,832
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		965,000	829,900
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		945,000	832,989
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		925,000	696,063
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. notes 4.75%, 2/15/28		2,150,000	1,956,942
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		1,815,000	1,770,533
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		2,935,000	2,384,688

			13,528,005
Technology (4.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		4,358,000	3,587,418
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		1,100,000	905,476
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		1,225,000	1,213,393
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		1,300,000	1,271,167
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		2,535,000	2,190,240
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		1,100,000	1,059,919
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		804,000	770,528
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		1,654,000	1,405,900
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		3,824,000	3,220,838
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		5,227,000	4,445,668
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		1,675,000	1,423,918
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		3,035,000	2,591,957
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		939,000	920,220
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28		1,095,000	962,330
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		3,537,000	3,063,962
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		4,085,000	3,329,275
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		2,571,000	2,127,503
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		2,195,000	1,797,156
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		2,785,000	2,339,556
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		6,345,000	5,274,113

			43,900,537
Textiles (0.8%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		945,000	954,450
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 5/15/26		1,155,000	1,066,625
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		2,790,000	2,371,500
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		3,810,000	3,114,675

			7,507,250
Toys (0.3%)
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		2,280,000	1,972,200
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		460,000	422,050

			2,394,250
Transportation (1.4%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		2,255,000	2,144,765
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		2,255,000	2,194,675
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		2,289,000	2,173,900
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		890,000	789,017
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		890,000	837,650
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		4,725,000	4,320,054

			12,460,061
Utilities and power (2.4%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		1,088,000	804,772
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		922,000	815,245
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		3,345,000	3,011,579
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		455,000	374,389
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		225,000	189,906
CenterPoint Energy, Inc. jr. unsec. sub. FRN 6.125%, perpetual maturity		330,000	323,958
Dominion Energy, Inc. jr. unsec. sub. FRN 4.65%, perpetual maturity		320,000	295,200
Duke Energy Corp. jr. unsec. sub. FRB 3.25%, 1/15/82		350,000	276,360
Electricite De France SA 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)		240,000	233,378
Emera, Inc. jr. unsec. sub. FRB 6.75%, 6/15/76 (Canada)		450,000	431,761
Enbridge, Inc. unsec. sub. FRB 6.00%, 1/15/77 (Canada)		320,000	305,311
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		6,820,000	5,564,767
Energy Transfer LP jr. unsec. sub. FRN 6.50%, perpetual maturity		200,000	184,344
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 5.65%, 5/1/79		450,000	416,250
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 3.80%, 3/15/82		250,000	213,641
NiSource, Inc. jr. unsec. sub. FRN 5.65%, perpetual maturity		500,000	484,688
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		2,148,000	1,665,860
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		1,128,000	1,036,093
Southern Co. (The) jr. unsec. sub. FRB 3.75%, 9/15/51		500,000	426,031
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		100,000	96,000
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		925,000	865,180
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		2,590,000	2,473,692
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		1,430,000	1,328,406

			21,816,811

Total corporate bonds and notes (cost $874,200,668)			$775,935,127

SENIOR LOANS (5.7%)(a)(c)
	Principal amount	Value
Basic materials (0.4%)
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.561%, 8/15/26	$205,000	$202,987
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 8.218%, 11/23/27	2,022,819	1,848,351
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 10.129%, 2/4/26	1,046,114	961,776
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 3.00%), 7.526%, 10/1/25	938,949	932,376

		3,945,490
Capital goods (0.2%)
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.135%, 10/19/28	370,313	364,295
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.962%, 6/1/28	1,683,955	1,624,107

		1,988,402
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.885%, 7/31/27	911,090	848,261
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.635%, 7/22/27	3,140,677	3,051,105

		3,899,366
Consumer cyclicals (1.4%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.573%, 4/22/26	2,118,492	1,321,621
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.368%, 10/19/27	1,696,179	1,668,125
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 8/21/26	1,971,657	1,864,852
Entercom Media Corp. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 2.50%), 7.135%, 11/17/24	1,185,000	767,785
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 8.44%, 9/21/28	1,505,000	1,416,581
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 8.80%, 4/15/28	710,000	648,763
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 9.735%, 4/11/29	1,200,000	1,101,000
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.468%, 1/29/28	1,001,895	998,349
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	1,410,000	451,200
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 12/17/26	1,358,660	1,274,423
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 7/24/24	982,624	913,840

		12,426,539
Consumer staples (0.8%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.385%, 11/18/29	1,570,000	1,361,002
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.065%, 6/21/24	3,615,122	3,410,253
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 8.885%, 12/17/28	2,603,672	2,208,018

		6,979,273
Energy (0.3%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 8.377%, 5/27/28	2,698,900	2,692,450

		2,692,450
Health care (0.2%)
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.83%, 10/2/25	631,728	499,065
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 10.375%, 4/22/27	1,300,188	1,071,030

		1,570,095
Technology (1.6%)
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 12.385%, 7/30/28	1,145,000	1,139,275
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.635%, 12/1/27	1,661,100	1,644,489
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 6/3/28	2,338,659	2,160,009
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.885%, 8/31/29	2,375,000	2,280,000
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.885%, 11/28/25	1,137,675	1,113,022
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	2,315,000	2,144,037
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.032%, 5/3/27	1,450,000	1,407,704
UKG, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 8.032%, 5/3/26	1,728,041	1,691,752
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	1,436,364	1,304,936

		14,885,224
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 9.558%, 4/20/28	1,055,000	1,079,698
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.568%, 4/21/28	2,190,975	2,184,139

		3,263,837

Total senior loans (cost $55,141,248)		$51,650,676

CONVERTIBLE BONDS AND NOTES (2.5%)(a)
	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$46,000	$49,565
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	1,489,000	1,923,788

		1,973,353
Communication services (—%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	74,000	47,292

		47,292
Consumer cyclicals (0.2%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	90,000	69,525
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	71,000	102,241
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	58,000	68,259
Carnival Corp. 144A cv. company guaranty sr. unsec. unsub. notes 5.75%, 12/1/27	28,000	30,898
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	29,000	34,841
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	75,000	72,188
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	57,000	57,798
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	1,378,000	1,082,420
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	97,000	96,030
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	46,000	60,567
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	53,000	85,807
Sabre GLBL, Inc. cv. company guaranty sr. unsec. notes 4.00%, 4/15/25	55,000	54,798
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	72,000	76,500

		1,891,872
Consumer staples (0.6%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	62,000	48,215
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	95,000	79,000
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25, (Israel)	1,460,000	1,205,586
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	2,637,000	1,959,778
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	1,926,000	1,498,915
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	54,000	61,965

		4,853,459
Energy (0.5%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	19,000	19,590
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	2,830,000	2,681,425
Nabors Industries, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 1.75%, 6/15/29	1,745,000	1,738,893
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	73,000	78,658

		4,518,566
Financials (—%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	49,000	36,040

		36,040
Health care (0.3%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	65,000	62,098
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	83,000	87,856
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	95,000	81,881
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	80,000	86,700
Lantheus Holdings, Inc. 144A cv. company guaranty sr. unsec. unsub. notes 2.625%, 12/15/27	55,000	65,960
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	30,000	33,561
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	2,392,000	1,870,130

		2,288,186
Technology (0.7%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	102,000	90,525
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	33,000	35,805
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	77,000	59,906
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	23,000	31,499
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	78,000	64,545
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	29,000	42,471
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	25,000	34,785
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	40,000	48,360
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	110,000	92,070
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	683,000	1,058,650
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	28,000	53,410
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/26	100,000	81,063
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	2,190,000	1,870,891
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	1,904,000	1,561,280
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	1,898,000	1,441,532
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	78,000	73,476

		6,640,268
Transportation (—%)
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	88,000	100,276

		100,276
Utilities and power (—%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	43,000	42,807

		42,807

Total convertible bonds and notes (cost $24,248,733)		$22,392,119

CONVERTIBLE PREFERRED STOCKS (0.8%)(a)
	Shares	Value
AES Corp. (The) $6.875 cv. pfd.	513	$46,750
Aptiv PLC $5.50 cv. pfd.	11,374	1,446,343
Becton Dickinson and Co. $3.00 cv. pfd.	852	41,049
Boston Scientific Corp. $5.50 cv. pfd.	501	56,774
Chart Industries, Inc. $3.38(NON)	34,824	1,937,259
Danaher Corp. 5.00% cv. pfd.	21	26,530
KKR & Co., Inc. $3.00 cv. pfd.	27,203	1,828,858
NextEra Energy, Inc. $3.46 cv. pfd.	1,056	47,309
PG&E Corp. $5.50 cv. pfd.	14,350	1,971,588

Total convertible preferred stocks (cost $6,995,638)		$7,402,460

COMMON STOCKS (0.3%)(a)
	Shares	Value
Antero Resources Corp.(NON)	63,650	$1,667,630
Huntington Bancshares, Inc. (Preference)(NON)	14,000	352,520
OneMain Holdings, Inc.	20,377	878,045
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	104,590	120,279

Total common stocks (cost $2,660,025)		$3,018,474

PREFERRED STOCKS (0.0%)(a)
	Shares	Value
PennyMac Mortgage Investment Trust Ser. A, (ICE LIBOR USD 3 Month + $0.00), $2.031 pfd. ARP(R)	4,000	$94,240

Total preferred stocks (cost $106,000)		$94,240

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Guaranteed Rate, Inc.(F)	3/1/23	$0.01	868	$—

Total warrants (cost $43)				$—

SHORT-TERM INVESTMENTS (3.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	Shares	32,674,420	$32,674,420
U.S. Treasury Bills 4.567%, 3/28/23(SEGCCS)		$100,000	99,661
U.S. Treasury Bills 4.530%, 3/2/23(SEGCCS)		300,000	299,964
U.S. Treasury Bills 4.493%, 3/16/23(SEGCCS)		1,600,000	1,597,008

Total short-term investments (cost $34,671,110)			$34,671,053
TOTAL INVESTMENTS

Total investments (cost $998,023,465)			$895,164,149

	FORWARD CURRENCY CONTRACTS at 2/28/23 (aggregate face value $10,588,152) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Sell	3/15/23	$924,517	$931,857	$7,340
	Citibank, N.A.
		Euro	Sell	3/15/23	1,819,925	1,817,520	(2,405)
	Morgan Stanley & Co. International PLC
		Euro	Sell	3/15/23	4,189,438	4,231,603	42,165
	State Street Bank and Trust Co.
		Euro	Sell	3/15/23	3,240,469	3,233,293	(7,176)
	UBS AG
		Euro	Sell	3/15/23	364,663	373,879	9,216

	Unrealized appreciation						58,721

	Unrealized (depreciation)						(9,581)

	Total						$49,140
*	The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 39 Index	B+/P	$154,115	$17,143,000	$241,716	12/20/27	500 bp — Quarterly	$563,064

	Total		$154,115					$563,064
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: The rate shown is the current interest rate at the close of the reporting period.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $906,469,466.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
Short-term investments
	Putnam Short Term Investment Fund*	$59,972,271	$72,621,045	$99,918,896	$657,419	$32,674,420

	Total Short-term investments	$59,972,271	$72,621,045	$99,918,896	$657,419	$32,674,420
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,661,861.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,581 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$1,667,630	$—	$—
Financials	1,230,565	—	—
Utilities and power	—	120,279	—

Total common stocks	2,898,195	120,279	—
Convertible bonds and notes	—	22,392,119	—
Convertible preferred stocks	47,309	7,355,151	—
Corporate bonds and notes	—	775,935,127	—
Preferred stocks	94,240	—	—
Senior loans	—	51,650,676	—
Warrants	—	—	—
Short-term investments	—	34,671,053	—

Totals by level	$3,039,744	$892,124,405	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$49,140	$—
Credit default contracts	—	408,949	—

Totals by level	$—	$458,089	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$9,400,000
Centrally cleared credit default contracts (notional)	$13,900,000
Warrants (number of warrants)	900
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com